Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivatives
Derivatives

Note 11. Derivatives

Interest Rate Cap

Sirius Group entered into an interest rate swap (“Interest Rate Cap”) with two financial institutions where it paid an upfront premium and in return receives a series of quarterly payments based on the 3‑month London Interbank Offered Rate (“LIBOR”) at the time of payment. The Interest Rate Cap does not qualify for hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Other revenue. The fair value of the interest rate cap has been estimated using a single broker quote and, accordingly, has been classified as a Level 3 measurement as of September 30, 2018 and December 31, 2017. Collateral held is recorded within short-term investments with an equal amount recognized as a liability to return collateral. Sirius Group’s liability to return that collateral is based on the amounts provided by the counterparties and investment earnings thereon. The following table summarizes the Interest Rate Cap collateral balances held by Sirius Group and ratings by counterparty:

	September 30, 2018
(Millions)	Collateral Balances Held	S & P Rating(1)
Barclays Bank Plc	$0.2	A
Nordea Bank Abp	0.1	AA-
Total	$0.3

(1)Standard & Poor’s ratings as detailed above are: "AA-" (Very Strong, which is the fourth highest of twenty-three creditworthiness ratings) and "A" (Strong, which is the sixth highest of twenty-three credit worthiness ratings).

Foreign currency swaps

Sirius Group executes foreign currency swaps to manage foreign currency exposure. The foreign currency swaps have not been designated or accounted for under hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Net foreign exchange gains (losses). The fair value of the foreign currency swaps has been estimated using a single broker quote and, accordingly, has been classified as a Level 3 measurement as of September 30, 2018 and December 31, 2017. Sirius Group does not provide or hold any collateral associated with the swaps.

Foreign currency forward

During 2016, Sirius Group executed a foreign currency forward to manage currency exposure against a foreign currency investment. During 2017, the foreign currency forward expired and was not renewed. The foreign currency forward was not designated or accounted for under hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Net foreign exchange gains (losses). The fair value of the foreign currency forward was estimated using a single broker quote and accordingly, was classified as a Level 3 measurement. Sirius Group did not provide or hold any collateral associated with the forwards.

Weather derivatives

Sirius Group holds assets and assumes liabilities related to weather and weather contingent risk management products. Weather and weather contingent derivative contracts are entered into with the objective of generating profits in normal climatic conditions. Accordingly, Sirius Group’s weather and weather contingent derivatives are not designed to meet the criteria for hedge accounting under GAAP. Sirius Group receives payment of premium at the contract inception in exchange for bearing the risk of variations in a quantifiable weather index. Changes in fair value are recognized as unrealized gains or losses and are presented within Other revenue. The fair value of the weather derivatives was estimated using a broker quote. Because of the significance of the unobservable inputs used to estimate the fair value of Sirius Group’s weather risk contracts, the fair value measurements of the contracts are deemed to be Level 3 measurements in the fair value hierarchy as of September 30, 2018 and December 31, 2017. Sirius Group does not provide or hold any collateral associated with the weather derivatives.

The following tables summarize information on the classification and amount of the fair value of derivatives not designated as hedging instruments within the Company’s Consolidated Balance Sheets as at September 30, 2018 and December 31, 2017:

(Millions)	September 30, 2018			December 31, 2017
			Liability			Liability
Derivatives not designated as hedging		Asset derivative at	derivative at		Asset derivative	derivative at
instruments	Notional Value	fair value(1)	fair value(2)	Notional Value	at fair value(1)	fair value(2)
Interest rate cap	$250.0	$0.4	$—	$250.0	$0.3	$—
Foreign currency swaps	$45.0	$—	$8.2	$45.0	$—	$10.6
Weather derivatives	$115.7	$3.0	$—	$113.3	$4.2	$—

 (1)Asset derivatives are classified within Other assets within the Company’s Consolidated Balance Sheets at September 30, 2018 and December 31, 2017.

(2)Liability derivatives are classified within Other liabilities within the Company’s Consolidated Balance Sheets at September 30, 2018 and December 31, 2017.

The following table summarizes information on the classification and net impact on earnings, recognized in the Company’s Consolidated Statements of (Loss) Income relating to derivatives during the three and nine months ended September 30, 2018 and 2017:

		For the Three Months		For the Nine Months
(Millions)		Ended September 30,		Ended September 30,
Derivatives not designated as hedging instruments	Classification of gains (losses) recognized in
	earnings	2018	2017	2018	2017
Interest rate cap	Other revenues	$—	$(0.1)	$0.2	$(1.3)
Foreign currency swaps	Net foreign exchange gains (losses)	$(0.1)	$(3.4)	$2.9	$(10.2)
Foreign currency forwards(1)	Net foreign exchange gains (losses)	$—	$—	$—	$(0.3)
Weather derivatives	Other revenues	$1.8	$8.0	$4.2	$2.4

 (1) There were no Foreign currency forwards at September 30, 2018 or at December 31, 2017 on the Consolidated Balance Sheets.

Note 13. Derivatives

Interest Rate Cap

Sirius Group entered into an interest rate swap (“Interest Rate Cap”) with two financial institutions where it paid an upfront premium and in return receives a series of quarterly payments based on the 3-month London Interbank Offered Rate (“LIBOR”) at the time of payment. The Interest Rate Cap does not qualify for hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Other revenue. The fair value of the interest rate cap has been estimated using a single broker quote and, accordingly, has been classified as a Level 3 measurement as of December 31, 2017 and 2016. Collateral held is recorded within short-term investments with an equal amount recognized as a liability to return collateral. Sirius Group’s liability to return that collateral is based on the amounts provided by the counterparties and investment earnings thereon. The following table summarizes the Interest Rate Cap collateral balances held by Sirius Group and ratings by counterparty:

	2017
	Collateral Balances Held	S & P Rating(1)
	(Millions)
Barclays Bank Plc	$0.2	A-
Nordea Bank Finland Plc	0.1	AA-
Total	$0.3
(1)

Standard & Poor’s ratings as detailed above are: “AA−” (Very Strong, which is the fourth highest of twenty-three creditworthiness ratings) and “A−” (Strong, which is the seventh highest of twenty-three credit worthiness ratings).

Foreign Currency Swaps

Sirius Group executes foreign currency swaps to manage foreign currency exposure. The foreign currency swaps have not been designated or accounted for under hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Net foreign exchange gains (losses). The fair value of the foreign currency swaps has been estimated using a single broker quote and accordingly, has been classified as a Level 3 measurement as of December 31, 2017 and 2016. Sirius Group does not provide or hold any collateral associated with the swaps.

Foreign Currency Forward

During 2016, Sirius Group executed a foreign currency forward to manage currency exposure against a foreign currency investment. During 2017, the foreign currency forward expired and was not renewed. The foreign currency forward was not designated or accounted for under hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Net foreign exchange gains (losses). The fair value of the foreign currency forward was estimated using a single broker quote and, accordingly, was classified as a Level 3 measurement as at December 31, 2016. Sirius Group did not provide or hold any collateral associated with the forwards.

Weather Derivatives

Sirius Group holds assets and assumes liabilities related to weather and weather contingent risk management products. Weather and weather contingent derivative contracts are entered into with the objective of generating profits in normal climatic conditions. Accordingly, Sirius Group’s weather and weather contingent derivatives are not designed to meet the criteria for hedge accounting under GAAP. Sirius Group receives payment of premium at the contract inception in exchange for bearing the risk of variations in a quantifiable weather index. Changes in fair value are recognized as unrealized gains or losses and are presented within Other revenue. Management uses available market data and internal pricing models based upon consistent statistical methodologies to estimate the fair value. Because of the significance of the unobservable inputs used to estimate the fair value of Sirius Group’s weather risk contracts, the fair value measurements of the contracts are deemed to be Level 3 measurements in the fair value hierarchy as at December 31, 2017 and 2016. Sirius Group does not provide or hold any collateral associated with the weather derivatives.

The following tables summarize information on the classification and amount of the fair value of derivatives not designated as hedging instruments within the Company’s Consolidated Balance Sheets as at December 31, 2017 and 2016:

	2017			2016
			Liability			Liability
Derivatives not			derivative at			derivative at
designated as hedging		Asset derivative	fair		Asset derivative	fair
instruments	Notional Value	at fair value(1)	value(2)	Notional Value	at fair value(1)	value(2)
	(Millions)
Interest rate cap	$250.0	$0.3	$—	$250.0	$1.7	$—
Foreign currency swaps	$45.0	$—	$10.6	$100.0	$5.2	$—
Weather derivatives	$113.3	$4.2	$—	$97.8	$5.8	$—
(1)	Asset derivatives are classified within Other assets within the Company’s Consolidated Balance Sheets at December 31, 2017 and 2016.
(2)	Liability derivatives are classified within Other liabilities within the Company’s Consolidated Balance Sheets at December 31, 2017 and 2016.

The following table summarizes information on the classification and net impact on earnings, recognized in the Company’s Consolidated Statements of (Loss) Income relating to derivatives during the years ended December 31, 2017, 2016 and 2015:

Derivatives not designated as
hedging
instruments	Classification of gains (losses) recognized in earnings	2017	2016	2015
	(Millions)
Interest rate cap	Other revenues	$(1.5)	$(0.2)	$(2.2)
Foreign currency swaps	Net foreign exchange gains (losses)	$(11.3)	$6.6	$(0.1)
Foreign currency forwards(1)	Net foreign exchange gains (losses)	$(0.3)	$—	$—
Weather derivatives	Other revenues	$(1.5)	$5.2	$1.9
(1)	There were no Foreign currency forwards at December 31, 2017 and an insignificant amount at December 31, 2016 on the Consolidated Balance Sheets.